UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4983
Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/31

Date of reporting period:	12/31/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments December 31, 2004 (Unaudited)

Par Amount (000)	Description	Coupon	Maturity	Value

	Pennsylvania Municipal Bonds 99.5%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (AMT) (FGIC Insd)	5.625%	01/01/10	$1,380,935
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj (AMBAC Insd)	6.500	03/01/11	1,188,160
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	2,032,117
3,000	Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ	5.125	03/01/32	3,090,990
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Ser A (MBIA Insd) (a)	6.500	11/15/30	2,335,600
1,000	Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B	9.250	11/15/30	1,163,680
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	937,890
2,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/15	2,240,920
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/16	1,117,150
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/17	1,117,150
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,238,093
1,000	Allegheny Cnty, PA Res Mtg Single Family Ser MM (AMT) (GNMA Collateralized)	5.200	05/01/33	1,015,810
990	Allegheny Cnty, PA Res Mtg Single Family Ser Z (AMT) (GNMA Collateralized)	6.875	05/01/26	1,010,038
2,000	Allegheny Cnty, PA San Auth Swr (MBIA Insd)	5.750	12/01/15	2,281,880
2,000	Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)	5.750	12/01/16	2,280,720
1,500	Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)	5.000	11/01/28	1,557,165
1,895	Berks Cnty, PA Muni Auth College Albright College Proj (c)	5.500	10/01/18	2,027,650
1,280	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd) (c)	5.375	06/01/16	1,427,098
1,050	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd)	5.375	06/01/17	1,170,666
1,500	Canon McMillan Sch Dist PA Ser B (FGIC Insd)	5.500	12/01/29	1,639,740
2,880	Central Dauphin, PA Sch Dist Nts (FSA Insd) (c)	5.000	12/01/20	3,095,856
1,880	Chester Cnty, PA Hlth & Ed The Chester Cnty Hosp (MBIA Insd) (c)	5.625	07/01/08	1,980,655
1,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.000	04/15/22	1,006,360
2,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.500	04/15/31	2,082,680
2,170	Council Rock, PA Sch Dist Ser A (Prerefunded @ 11/15/11) (MBIA Insd) (c)	5.375	11/15/18	2,417,922

1,250	Cumberland Cnty, PA Muni Auth Dickinson College Ser A (AMBAC Insd)	5.500	11/01/30	1,364,412
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	1,096,248
1,240	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	1,335,703
1,500	Delaware Cnty, PA Auth College Neumann College Rfdg	6.000	10/01/31	1,546,350
3,000	Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj Rfdg	7.000	06/01/26	3,021,930
2,110	Delaware Cnty, PA Auth Univ Rev Villanova Univ Ser A (MBIA Insd)	5.500	12/01/11	2,388,372
2,500	Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Suburban Wtr (AMT) (AMBAC Insd)	5.350	10/01/31	2,602,375
3,535	Delaware Vly, PA Regl Fin Auth	5.750	07/01/17	4,091,656
1,000	Erie, PA Higher Ed Bldg Auth Mercyhurst College Proj Ser B Rfdg	5.000	03/15/23	1,006,530
2,115	Greater Johnstown, PA Sch Dist Ser B (MBIA Insd) (c)	5.375	08/01/15	2,356,216
2,730	Greater Latrobe, PA Sch Auth (FGIC Insd)	5.250	04/01/17	3,005,703
720	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/16	805,802
1,415	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/17	1,580,810
770	Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor Proj	6.625	08/15/29	801,947
1,000	Harrisburg, PA Auth Office & Pkg Rev Ser A (Prerefunded @ 05/01/08)	6.000	05/01/19	1,114,220
2,000	Harrisburg, PA Res Gtd Sub Ser D 2 (FSA Insd)	5.000	12/01/33	2,181,600
1,865	Harveys Lake Gen Muni Auth PA College Rev College Misericordia Proj (ACA Insd)	5.750	05/01/14	2,009,407
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600	04/01/24	1,006,330
2,000	Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg	6.700	04/01/26	2,090,820
1,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A	5.625	11/01/34	1,551,165
1,750	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem	5.250	08/15/23	1,786,260
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,545,509
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	931,679
550	Lycoming Cnty, PA Auth Hosp Lease Rev Divine Providence Sisters Ser A	6.500	07/01/22	550,390
1,095	Mercer Cnty, PA (FGIC Insd) (c)	5.500	10/01/17	1,229,083
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd)	6.200	07/01/25	1,684,185
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	6.000	01/01/43	1,038,860
1,420	Monroeville, PA Muni Auth San Ser B (MBIA Insd) (c)	5.250	12/01/21	1,548,936
1,450	Monroeville, PA Muni Auth San Ser B (MBIA Insd)	5.250	12/01/22	1,579,195
1,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A	5.125	06/01/32	1,113,145
1,000	Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev	6.300	01/01/13	1,001,770

2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A	5.625		07/01/32	2,074,860
1,340	Muhlenberg, PA Sch Dist Ser A (FGIC Insd)	5.375		04/01/16	1,491,420
1,290	Northampton Twp, PA (FGIC Insd) (c)	5.375		05/15/16	1,427,798
1,440	Owen J Roberts Sch Dist PA (FSA Insd)	5.500		08/15/18	1,615,594
1,000	Oxford, PA Area Sch Dist Ser A (FGIC Insd)	5.500		02/15/16	1,118,260
3,000	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser D (AMT)	7.050		12/01/10	3,070,140
1,500	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser D (AMT)	7.125		12/01/15	1,535,175
3,245	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 74B (AMT)	5.250		04/01/32	3,312,366
1,200	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Bryn Mawr College (MBIA Insd)	5.625		12/01/27	1,294,032
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500		05/01/18	3,330,849
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500		05/01/34	2,056,620
1,000	Pennsylvania St Higher Ed Fac Messiah College Ser AA3 (Radian Insd)	5.500		11/01/22	1,079,730
1,095	Pennsylvania St Higher Ed Fac Thomas Jefferson Univ (c)	5.500		01/01/19	1,194,765
2,000	Pennsylvania St Higher Ed Fac Thomas Jefferson Univ	5.375		01/01/25	2,141,440
1,600	Pennsylvania St Higher Ed Univ of Scranton (AMBAC Insd) (c)	5.750		11/01/15	1,821,328
3,000	Pennsylvania St Higher Ed UPMC Hlth Sys Ser A	6.000		01/15/31	3,218,220
2,000	Pennsylvania St Pub Sch Bldg Auth Lehigh Career & Technical Inst (FGIC Insd)	5.250		10/01/32	2,112,160
1,365	Perkiomen Vly Sch Dist PA (FSA Insd) (c)	5.500		03/01/15	1,523,190
1,445	Perkiomen Vly Sch Dist PA (FSA Insd) (c)	5.500		03/01/16	1,608,213
1,500	Philadelphia, PA (FSA Insd)	5.250		09/15/25	1,614,165
11,565	Philadelphia, PA Auth Indl Dev Lease Rev Ser A (MBIA Insd)	5.375		02/15/27	12,278,098
2,505	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg	7.750		12/01/17	2,559,759
2,500	Philadelphia, PA Gas Wks Rev Drivers Ser 384 (Inverse Floating Rate) (Acquired 01/20/04, Cost $3,018,536) (FSA Insd) (b) (d)	8.463		07/01/11	2,971,075
1,000	Philadelphia, PA Gas Wks Rev Third Ser (FSA Insd)	5.500		08/01/15	1,120,400
1,000	Philadelphia, PA Gas Wks Rev Third Ser (FSA Insd)	5.500		08/01/16	1,117,280
1,000	Philadelphia, PA Gas Wks Rev Third Ser (FSA Insd)	5.500		08/01/17	1,117,280
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/11	2,986,762
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/12	2,855,674
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/13	3,153,216
2,000	Philadelphia, PA Wtr & Wastewtr Rev Rfdg (MBIA Insd)	5.625		06/15/08	2,206,060
1,475	Pittsburgh, PA Urban Redev Auth Mtg Rev Ser D	6.250		10/01/17	1,533,808
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev Ser B	5.375		11/15/34	2,298,780
2,435	Seneca Vly, PA Sch Dist (FGIC Insd)	5.125		01/01/23	2,611,927

1,630	Spring Ford Area Sch Dist, PA Ser A (FSA Insd) (c)	5.500	09/01/14	1,832,772
1,720	Spring Ford Area Sch Dist, PA Ser A (FSA Insd) (c)	5.500	09/01/15	1,933,762
1,210	State Pub Sch Bldg Auth PA College Rev Montgomery Cnty Cmnty College Rfdg (c)	5.500	05/01/13	1,380,925
1,275	State Pub Sch Bldg Auth PA College Rev Montgomery Cnty Cmnty College Rfdg (c)	5.500	05/01/14	1,459,862
1,950	State Pub Sch Bldg Auth PA Sch Rev Wattsburg Area Sch Dist Proj (MBIA Insd) (c)	5.000	05/15/19	2,103,446
2,045	State Pub Sch Bldg Auth PA Sch Rev Wattsburg Area Sch Dist Proj (MBIA Insd ) (c)	5.000	05/15/20	2,197,639
2,000	Sto-Rox Sch Dist PA (Prerefunded @ 12/15/10) (MBIA Insd)	5.800	06/15/30	2,308,380
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT) (AMBAC Insd)	5.500	01/01/19	2,712,725
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D	5.375	01/01/18	2,420,007
1,500	Unity Twp, PA Mun Auth Swr Rev (FSA Insd)	5.000	12/01/24	1,587,105
1,660	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/15	1,859,980
1,200	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/17	1,339,272
2,500	Washington Cnty, PA Ser A (AMBAC Insd)	5.125	09/01/27	2,613,400
1,500	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	1,565,970
1,000	York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)	5.375	02/15/18	1,112,610
1,070	York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)	5.500	02/15/23	1,190,439

Total Investments 99.5%
(Cost $187,834,692)				200,872,271

Other Assets in Excess of Liabilities 0.5%				1,017,676

Net Assets 100.0%				$201,889,947

Percentages are calculated as a percentage of net assets.
*	Zero coupon bond
(a)	All or a portion of these securities have been physically segregated in connection with open futures contracts.
(b)

These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.5% of net assets applicable to common shares.

(c)	The Fund owns 100% of the bond issuance.

(d)

An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreication/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

ACA	-	American Capital Access
AMBAC	-	AMBAC Indemnity Corp.
AMT	-	Alternative Minimum Tax
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
MBIA	-	Municipal Bond Investors Assurance Corp.
Radian	-	Radian Asset Assurance

Futures contracts outstanding as of December 31, 2004:

	Contracts	Unrealized Appreciation/Depreciation
Short Contracts:
10-Year U.S. Treasury Notes– March 2005 (Current Notional Value of $111,938 per contract)	28	$(21,550)
5-Year U.S. Treasury Notes – March 2005 (Current Notional Value of $109,531 per contract)	133	(72,227)
	161	$(93,777)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005